Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Operating Activities
Net loss for the year	$ (5,717,894)	$ (5,945,556)
Items not affecting cash
Depreciation	120,212	88,402
Share-based payment	254,375	493,154
Interest expense	24,221	17,270
Unrealized foreign exchange loss		55,293
Items not affecting cash total	(5,319,086)	(5,291,437)
Changes in non-cash working capital, net of acquisition
Other receivables	7,801	346,176
Prepaid expenses and deposits	(1,151)	(143,765)
Due to related party	34,657	23,196
Accounts payable and accrued liabilities	33,453	(92,480)
Due from related party		2,808
Other non-current assets		(33,481)
Changes in non-cash working capital total	74,760	102,454
Cash Used in Operating Activities	(5,244,326)	(5,188,983)
Financing Activities
Issuance of common shares, net of share issue costs	5,234,972	4,071,026
Repayment of lease liability	(94,875)	(63,250)
Payment of share issuance costs		(53,725)
Cash Provided by Financing Activities	5,140,097	3,954,051
Investing Activities
Purchase of office and equipment	(29,211)	(43,785)
Net cash received on acquisition of Ekidos Minerals LLP		33,050
Loans to Ekidos Minerals LLP		(2,136,500)
Cash Used in Investing Activities	(29,211)	(2,147,235)
Net Change in Cash and Cash Equivalents	(133,440)	(3,382,167)
Cash and Cash Equivalents, Beginning of Year	424,124	3,806,291
Cash and Cash Equivalents, End of Year	$ 290,684	$ 424,124